PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($000s)	Oil and Natural Gas Properties	Operated Facilities	Office Furniture and Equipment	Total
Cost
Balance, December 31, 2016	$2,034,954	$56,060	$26,420	$2,117,434
Additions	111,485	12,058	1,888	125,431
Transfer from exploration and evaluation assets	336	—	—	336
Disposals	(298,102)	—	—	(298,102)
Balance, December 31, 2017	1,848,673	68,118	28,308	1,945,099
Additions	77,837	3,102	1,311	82,250
Transfer from exploration and evaluation assets	5,601	—	—	5,601
Disposals	(7,736)	—	—	(7,736)
Balance, December 31, 2018	$1,924,375	$71,220	$29,619	$2,025,214

Accumulated depletion, depreciation and impairment losses
Balance, December 31, 2016	$806,656	$1,987	$12,219	$820,862
Charge for the year	116,693	1,122	2,837	120,652
Disposals	(196,955)	—	—	(196,955)
Impairment (reversal)	13,150	—	—	13,150
Balance, December 31, 2017	739,544	3,109	15,056	757,709
Charge for the year	100,840	1,854	2,592	105,286
Disposals	(4,343)	—	—	(4,343)
Impairment	$2,140	$—	$—	$2,140
Balance, December 31, 2018	$838,181	$4,963	$17,648	$860,792

Carrying amounts
Balance, December 31, 2017	$1,109,129	$65,009	$13,252	$1,187,390
Balance, December 31, 2018	$1,086,194	$66,257	$11,971	$1,164,422

Disclosure of information for VIU and FVLCS cash-generating units
The VIU of each CGU was based on the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Natural Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2019	63.50	1.90	20.96	28.58	67.95	1.32
2020	75.55	2.29	37.02	33.24	78.95	1.28
2021	80.50	2.71	45.89	37.03	83.72	1.25
2022	83.25	3.03	54.95	38.30	86.58	1.25
2023	85.60	3.21	58.21	41.52	88.60	1.25
2024	87.62	3.33	61.33	42.93	90.68	1.25
2025	90.01	3.44	62.10	44.10	93.16	1.25
2026	92.68	3.50	63.95	45.41	95.92	1.25
2027	94.53	3.57	65.22	46.32	97.84	1.25
2028	96.42	3.65	66.53	47.25	99.79	1.25
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	—
(1) The InSite price forecasts, effective January 1, 2019.
The VIU determination of estimated recoverable amounts of each CGU was based on before-tax discount rates ranging from 15-20% and the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2018	71.36	2.52	51.38	35.68	74.93	1.27
2019	73.44	2.93	52.88	36.72	77.12	1.25
2020	75.47	3.22	54.34	35.85	79.25	1.23
2021	80.49	3.51	57.96	36.22	84.52	1.22
2022	82.38	3.75	59.31	37.07	86.50	1.20
2023	84.22	3.85	60.64	37.90	88.43	1.19
2024	86.01	3.95	61.93	38.70	90.31	1.18
2025	88.85	4.11	63.97	39.98	93.29	1.18
2026	90.62	4.27	65.25	40.78	95.15	1.18
2027	92.43	4.35	66.55	41.60	97.06	1.18
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	1.18
(1) The InSite price forecasts, effective January 1, 2018.